  |                                      Registration Nos. 33-79170, 811-8524
  |                                      Filed pursuant to Rule
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  | [ PROFILE AND PROSPECTUS appears down the left margin]
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  |   PROFILE AND PROSPECTUS FOR EQUI-SELECT
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  |   Individual Flexible Premium Deferred and Variable Annuity
  |      Contract, May 1, 2000
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  | [ING VARIABLE ANNUITIES appears down left margin]
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  |  Equitable Life Insurance Company of Iowa
  |  Separate Account A of Equitable Life Insurance Company of Iowa
  |                                                     ING VARIABLE ANNUITIES
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EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

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                                   PROFILE OF
                                   EQUI-SELECT
                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                   MAY 1, 2000
     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The
     Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------
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1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is an individual flexible premium deferred variable annuity contract between you and Equitable Life Insurance Company of Iowa ("Equitable Life," "we," "us" or the "Company"). The Contract provides a means for you to invest on a tax-deferred basis in one or more of 27 mutual fund investment portfolios through our Separate Account A listed under
Item 4. Keep in mind that you can lose or not make any money.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following fixed annuity payment options:

EQUI-SELECT PROFILE                                      PROSPECTUS BEGINS AFTER
                                                          PAGE 9 OF THIS PROFILE

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                                ANNUITY OPTIONS
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PLAN A. INTEREST
     Option 1 The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

     Option 2 The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
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PLAN B. FIXED PERIOD
               The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
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PLAN C. LIFE INCOME
               The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
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3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

                                       2                     EQUI-SELECT PROFILE

4.  THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 27 mutual fund investment portfolios through our Separate Account A. The investment portfolios are described in the prospectuses for the GCG Trust, PIMCO Variable Insurance Trust, the Warburg Pincus Trust, ING Variable Insurance Trust and The Prudential Series Fund, Inc. If you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

     THE GCG TRUST
        Liquid Asset Series           Rising Dividends Series           Mid-Cap Growth Series
        Limited Maturity Bond Series  Managed Global Series             Small Cap Series
        Global Fixed Income Series    Large Cap Value Series            Growth Series
        Fully Managed Series          All Cap Series                    Real Estate Series
        Total Return Series           Research Series                   Hard Assets Series
        Equity Income Series          Capital Appreciation Series       Developing World Series
        Investors Series              Capital Growth Series
        Value Equity Series           Strategic Equity Series

     THE WARBURG PINCUS TRUST                      ING VARIABLE INSURANCE TRUST
        International Equity Portfolio                ING Global Brand Names Fund

     PIMCO VARIABLE INSURANCE TRUST                THE PRUDENTIAL SERIES FUND, INC.
        PIMCO High Yield Bond Portfolio               Prudential Jennison Portfolio
        PIMCO StocksPLUS Growth and
           Income Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $30. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the asset-based administrative charge and the mortality and expense risk charge is as follows:

     Mortality & Expense Risk Charge...............................        1.25%
     Asset-Based Administrative Charge.............................        0.15%
                                                                           -----
        Total......................................................        1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.56% to 1.75% annually (see table below) of the portfolio's average daily net asset balance.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding earnings plus the free withdrawal amount. We also deduct a surrender charge if you annuitize under Plan A Option 1.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

At any time you may make a withdrawal, without the imposition of a surrender charge, of an amount equal to the sum of:

     (1) earnings (Contract value less unliquidated premium payments not withdrawn);

     (2)  payments in the Contract for more than eight years; and

     (3) an amount which is equal to 10% of the payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the payments made after

                                       3                     EQUI-SELECT PROFILE
          the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same Contract year of payments less than eight years old.

The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED         0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE               8%   7%   6%   5%   4%   3%   2%   1%   0%


The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.18% (based on an average contract value of $17,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1999, except for portfolios that commenced operations after December 31, 1999, where the charges have been annualized. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

                                       4                     EQUI-SELECT PROFILE

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                                                                                 EXAMPLES:
                                         TOTAL ANNUAL                            --------
                         TOTAL ANNUAL     INVESTMENT         TOTAL      TOTAL CHARGES AT THE END OF:
                           INSURANCE       PORTFOLIO        ANNUAL
INVESTMENT PORTFOLIO        CHARGES         CHARGES         CHARGES        1 YEAR        10 YEARS
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THE GCG TRUST
Liquid Asset                 1.58%           0.56%          2.14%          $102          $247
-----------------------------------------------------------------------------------------------------
Limited Maturity Bond        1.58%           0.57%          2.15%          $102          $248
-----------------------------------------------------------------------------------------------------
Global Fixed Income          1.58%           1.60%          3.18%          $112          $348
-----------------------------------------------------------------------------------------------------
Fully Managed                1.58%           0.97%          2.55%          $106          $289
-----------------------------------------------------------------------------------------------------
Total Return                 1.58%           0.91%          2.49%          $105          $283
-----------------------------------------------------------------------------------------------------
Equity Income                1.58%           0.96%          2.54%          $106          $288
-----------------------------------------------------------------------------------------------------
Investors                    1.58%           1.01%          2.59%          $106          $292
-----------------------------------------------------------------------------------------------------
Value Equity                 1.58%           0.96%          2.54%          $106          $288
-----------------------------------------------------------------------------------------------------
Rising Dividends             1.58%           0.96%          2.54%          $106          $288
-----------------------------------------------------------------------------------------------------
Managed Global               1.58%           1.25%          2.83%          $109          $316
-----------------------------------------------------------------------------------------------------
Large Cap Value              1.58%           1.01%          2.59%          $106          $292
-----------------------------------------------------------------------------------------------------
All Cap                      1.58%           1.01%          2.59%          $106          $292
-----------------------------------------------------------------------------------------------------
Research                     1.58%           0.91%          2.49%          $105          $283
-----------------------------------------------------------------------------------------------------
Capital Appreciation         1.58%           0.96%          2.54%          $106          $288
-----------------------------------------------------------------------------------------------------
Capital Growth               1.58%           1.05%          2.63%          $107          $296
-----------------------------------------------------------------------------------------------------
Strategic Equity             1.58%           0.96%          2.54%          $106          $288
-----------------------------------------------------------------------------------------------------
Mid-Cap Growth               1.58%           0.91%          2.49%          $105          $283
-----------------------------------------------------------------------------------------------------
Small Cap                    1.58%           0.96%          2.54%          $106          $288
-----------------------------------------------------------------------------------------------------
Growth                       1.58%           1.04%          2.62%          $107          $295
-----------------------------------------------------------------------------------------------------
Real Estate                  1.58%           0.96%          2.54%          $106          $288
-----------------------------------------------------------------------------------------------------
Hard Assets                  1.58%           0.96%          2.54%          $106          $288
-----------------------------------------------------------------------------------------------------
Developing World             1.58%           1.75%          3.33%          $114          $362
-----------------------------------------------------------------------------------------------------
THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond        1.58%           0.75%          2.33%          $104          $267
-----------------------------------------------------------------------------------------------------
PIMCO StocksPLUS Growth
  and Income                 1.58%           0.65%          2.23%          $103          $256
-----------------------------------------------------------------------------------------------------
THE WARBURG PINCUS TRUST
International Equity         1.58%           1.32%          2.90%          $109          $322

ING VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------
ING Global Brand Names       1.58%           1.23%          2.81%          $108          $314

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison          1.58%           1.03%          2.61%          $106          $294
-----------------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" reflect current expense reimbursements for applicable portfolios. The Year 1 examples above include a 8% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax or tax deductible contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

                                       5                     EQUI-SELECT PROFILE

For owners of most qualified Contracts, when you reach age 70 1/2 (or in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 9. Withdrawals above the free withdrawal amount may be subject to a surrender charge. Income taxes and a penalty tax may apply to amount withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total returns for each portfolio for the time periods shown. These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for any surrender charges. Please keep in mind that past performance is not a guarantee of future results.

                                       6                     EQUI-SELECT PROFILE

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                                                                      CALENDAR YEAR
INVESTMENT PORTFOLIO                                     1999     1998     1997     1996    1995
--------------------------------------------------------------------------------------------------
Managed by A I M Capital Management, Inc.
    Capital Appreciation(1)                             22.73%   10.93%   26.98%   18.39%   28.34%
    Strategic Equity(2)                                 53.88%   -0.75%   21.26%   17.53%      --
--------------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
    Capital Growth (2)                                  23.63%   10.23%   23.22%      --       --
--------------------------------------------------------------------------------------------------
Managed by Baring International Investment Limited
    Developing World(2)                                 59.23%      --       --       --       --
    Global Fixed Income                                -10.07%   10.11%   -0.92%    3.35%   14.61%
    Hard Assets(2)                                      21.48%  -30.74%    4.50%   31.19%    9.12%
--------------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Co.
    Large Cap Value                                        --       --       --       --       --
    Managed Global(4)                                   60.84%   27.33%   10.37%    9.92%    6.45%
    Small Cap                                           48.33%   19.11%    8.61%   18.25%      --
--------------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
    Value Equity                                        -1.07%   -0.04%   25.33%    8.89%   33.39%
--------------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
    Limited Maturity Bond                               -0.46%    5.19%    5.00%    2.67%   10.13%
    Liquid Asset                                         3.10%    3.40%    3.45%    3.33%    4.01%
--------------------------------------------------------------------------------------------------
Managed by Janus Capital Corporation
    Growth(2)                                           75.47%   24.88%   13.97%      --       --
--------------------------------------------------------------------------------------------------
Managed by Kayne Anderson Investment Management, LLC
    Rising Dividends                                    14.08%   12.36%   27.83%   18.77%   29.23%
--------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
    Mid-Cap Growth                                      76.38%   20.92%   17.81%   18.62%   27.49%
    Research                                            22.32%   21.15%   18.27%   21.44%   34.53%
    Total Return                                         1.75%    9.85%   19.00%   11.92%   22.64%
--------------------------------------------------------------------------------------------------
Managed by The Prudential Investment Corporation
    Real Estate(3)                                      -5.33%  -14.84%   20.89%   33.22%   14.94%
--------------------------------------------------------------------------------------------------
Managed by Salomon Brothers Asset Management, Inc.
    Investors                                              --       --       --       --       --
    All Cap                                                --       --       --       --       --
--------------------------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
    Equity Income(2)                                    -2.29%    6.57%   15.62%    7.06%   17.25%
    Fully Managed                                        5.25%    4.24%   13.56%   14.56%   19.01%
--------------------------------------------------------------------------------------------------
Managed by Pacific Investment Management Company
    PIMCO High Yield Bond                                1.40%      --       --       --       --
    PIMCO StocksPLUS Growth and Income                  18.00%      --       --       --       --
--------------------------------------------------------------------------------------------------
Managed by Credit Suisse Asset Management, LLC
    International Equity Portfolio                      51.11%    3.70%   -3.80%    2.59%      --
--------------------------------------------------------------------------------------------------
Managed by Jennison Associates, LLC
    Prudential Jennison Portfolio                          --       --       --       --       --
--------------------------------------------------------------------------------------------------
Managed by ING Investment Management Advisors B.V.
    ING Global Brand Names                                 --       --       --       --       --
--------------------------

(1) Prior to April 1, 1999, a different firm managed the Portfolio.
(2) Prior to March 1, 1999, a different firm managed the Portfolio.
(3) Prior to April 28, 2000, a different firm managed the Portfolio.
(4) Prior to February 1, 2000, a different firm managed the Portfolio.

                                       7                     EQUI-SELECT PROFILE

9.   DEATH BENEFIT
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are the annuitant, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit now, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

The death benefit may be subject to certain mandatory distribution rules required by federal tax laws.

DEATH PROCEEDS
If the annuitant is less than AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) The contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplemental agreement in effect.

     Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel your Contract within 10 days after you receive it, you will receive a full refund of your contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period. We determine your contract value at the close of the business on the day we receive your written refund request.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS. Prior to the annuity start date, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period. We currently do not charge you for transfers made during a contract year, but reserve the right to charge the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or

                                       8                     EQUI-SELECT PROFILE
terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account A and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations-Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     ADDITIONAL FEATURES. This Contract has other features that may interest you. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. The minimum amount which may be transferred is $100. You must participate for at least five (5) months and have a minimum of $500 in the subaccount from which dollar cost averaging payments will be taken.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits, these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $25,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. However, we reserve the right to offer the program on contracts with a lesser amount.

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

     or your registered representative.

                                       9                     EQUI-SELECT PROFILE

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EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                   MAY 1, 2000
                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY
                                   EQUI-SELECT
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This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") offered by Equitable Life Insurance Company of Iowa ("Equitable Life" the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 27 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are:

    A I M CAPITAL MANAGEMENT, INC.
      Capital Appreciation Series
      Strategic Equity Series
    ALLIANCE CAPITAL MANAGEMENT L. P.
      Capital Growth Series
    BARING INTERNATIONAL INVESTMENT LIMITED (AN AFFILIATE)
      Developing World Series
      Global Fixed Income Series
      Hard Assets Series
    CAPITAL GUARDIAN TRUST
      Large Cap Value Series
      Managed Global Series
      Small Cap Series
    EAGLE ASSET MANAGEMENT, INC.
      Value Equity Series
    ING INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)
      Limited Maturity Bond Series
      Liquid Asset Series
    JANUS CAPITAL CORPORATION
      Growth Series
    KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC
      Rising Dividends Series
    MASSACHUSETTS FINANCIAL SERVICES COMPANY
      Mid-Cap Growth Series
      Research Series
      Total Return Series
    THE PRUDENTIAL INVESTMENT CORPORATION
      Real Estate Series
    SALOMON BROTHERS ASSET MANAGEMENT, INC.
      All Cap Series
      Investors Series
    T. ROWE PRICE ASSOCIATES, INC.
      Equity Income Series
      Fully Managed Series
    PACIFIC INVESTMENT MANAGEMENT COMPANY
      PIMCO High Yield Bond Portfolio
      PIMCO StocksPLUS Growth and Income Portfolio
    CREDIT SUISSE ASSET MANAGEMENT, LLC
      International Equity Portfolio
    JENNISON ASSOCIATES LLC
      Prudential Jennison Portfolio
    ING INVESTMENT MANAGEMENT ADVISORS B.V.
      (AN AFFILIATE)
      ING Global Brand Names Fund

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account A. We refer to the divisions as "subaccounts."

For Contracts sold in some states, not all subaccounts are available. The prospectuses of the GCG Trust, PIMCO Variable Insurance Trust and Warburg Pincus Trust may contain portfolios not currently available in connection with your Contract. You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 2000, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.
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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, PIMCO VARIABLE INSURANCE TRUST, THE WARBURG PINCUS TRUST, ING VARIABLE INSURANCE TRUST OR THE PRUDENTIAL SERIES FUND, INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, PIMCO VARIABLE INSURANCE TRUST, THE WARBURG PINCUS TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND, INC.

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                                TABLE OF CONTENTS
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                                                                            PAGE
    Index of Special Terms...................................................  1
    Fees and Expenses........................................................  2
    Performance Information..................................................  7
        Accumulation Unit....................................................  7
        Net Investment Factor................................................  7
        Condensed Financial Information......................................  7
        Financial Statements.................................................  7
        Performance Information..............................................  7
    Equitable Insurance Company of Iowa......................................  8
    The Trusts...............................................................  9
    Equitable of Iowa Separate Account A.....................................  9
    The Investment Portfolios................................................ 10
        Investment Objectives................................................ 10
        Investment Management Fees and Other Expenses........................ 13
    The Annuity Contract..................................................... 14
        Contract Date and Contract Year ..................................... 14
        Annuity Start Date................................................... 14
        Contract Owner....................................................... 14
        Annuitant............................................................ 14
        Beneficiary.......................................................... 15
        Purchase and Availability of the Contract............................ 15
        Crediting of Premium Payments........................................ 15
        Administrative Procedures............................................ 16
        Contract Value....................................................... 17
        Contract Values in the Subaccounts................................... 17
        Cash Surrender Value................................................. 17
        Surrendering to Receive the Cash Surrender Value..................... 17
        The Subaccounts...................................................... 17
        Addition, Deletion or Substitution of Subaccounts and Other Changes.. 18
        Other Important Provisions........................................... 18
    Withdrawals.............................................................. 18
        Regular Withdrawals.................................................. 18
        Systematic Withdrawals............................................... 19
        IRA Withdrawals...................................................... 19
    Transfers Among Your Investments......................................... 20
        Dollar Cost Averaging................................................ 21
        Automatic Rebalancing................................................ 21
    Death Benefit............................................................ 22
        Death Benefit During the Accumulation Period......................... 22
            Death Proceeds................................................... 22
            Death of Annuitant............................................... 23
            Death of Owner................................................... 23
            Trust Beneficiary................................................ 23
            Required Distributions upon Contract Owner's Death............... 24
    Charges and Fees......................................................... 24
        Charges Deducted from the Contract Value............................. 24
            Surrender Charge................................................. 25
            Free Withdrawal Amount........................................... 25

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                                            PAGE
    Charges and Fees (continued)
            Surrender Charge for Excess Withdrawals.......................... 25
            Premium Taxes.................................................... 25
            Administrative Charge............................................ 25
            Transfer Charge.................................................. 26
        Charges Deducted from the Subaccounts................................ 26
            Mortality and Expense Risk Charge................................ 26
            Asset-Based Administrative Charge................................ 26
        Trust Expenses....................................................... 26
    The Annuity Options...................................................... 26
        Selecting the Annuity Start Date..................................... 26
        Selecting a Payment Plan............................................. 27
        Fixed Payment Plans.................................................. 27
    Other Contract Provisions................................................ 28
        Reports to Contract Owners........................................... 28
        Suspension of Payments or Transfers.................................. 28
        In Case of Errors in Your Application................................ 29
        Assigning the Contract as Collateral................................. 29
        Contract Changes-Applicable Tax Law.................................. 29
        Free Look............................................................ 29
        Group or Sponsored Arrangements...................................... 29
        Selling the Contract................................................. 29
    Other Information........................................................ 30
        Voting Rights........................................................ 30
        State Regulation..................................................... 30
        Legal Proceedings.................................................... 30
        Legal Matters........................................................ 30
        Experts.............................................................. 30
    Federal Tax Considerations............................................... 31
    Statement of Additional Information
        Table of Contents.................................................... 36
    Appendix A
        Condensed Financial Information...................................... A1
    Appendix B
        Surrender Charge for Excess Withdrawals Example...................... B1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                PAGE
Accumulation Unit                              7
Annuitant                                     14
Annuity Start Date                            14
Cash Surrender Value                          17
Contract Date                                 14
Contract Owner                                14
Contract Value                                17
Contract Year                                 14
Free Withdrawal Amount                        25
Net Investment Factor                          7
Death Benefit                                 22

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
Surrender Charge                         Withdrawal Charge
Automatic Rebalancing                    Automatic Portfolio Rebalancing
Systematic Withdrawals                   Automatic Withdrawals
Annuity Start Date                       Maturity Date
Premium Payment                          Purchase Payment
Annual Contract Administrative Charge    Annual Contract Maintenance Charge
Business Day                             Valuation Date
Asset-Based Administrative Charge        Administrative Charge
Contract Date                            Issue Date
Contract Year                            Contract Anniversary Date
Accumulation Phase                       Accumulation Period
Cash Surrender Value                     Contract Withdrawal Value

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     COMPLETE YEARS ELAPSED      0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE            8%   7%   6%   5%   4%   3%   2%   1%   0%

TRANSFER CHARGE
     There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is the lesser of 2% of the Contract value transferred or $25.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
     Administrative Charge...........................................   $30

SEPARATE ACCOUNT ANNUAL CHARGES***
     Mortality and Expense Risk Charge.........................       1.25%
     Asset-Based Administrative Charge.........................       0.15%
                                                                      -----
     Total Separate Account Charges............................       1.40%

     ***As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

-------------------------------------------------------------------------------
                                MANAGEMENT           OTHER             TOTAL
PORTFOLIO                         FEE(1)           EXPENSES(2)       EXPENSES(3)
-------------------------------------------------------------------------------
Liquid Asset                       0.56%              0.00%             0.56%
-------------------------------------------------------------------------------
Limited Maturity Bond              0.56%              0.01%             0.57%
-------------------------------------------------------------------------------
Global Fixed Income                1.60%              0.00%             1.60%
-------------------------------------------------------------------------------
Fully Managed                      0.96%              0.01%             0.97%
-------------------------------------------------------------------------------
Total Return                       0.91%              0.00%             0.91%
-------------------------------------------------------------------------------
Equity Income                      0.96%              0.00%             0.96%
-------------------------------------------------------------------------------
Investors                          1.00%              0.01%             1.01%
-------------------------------------------------------------------------------
Value Equity                       0.96%              0.00%             0.96%
-------------------------------------------------------------------------------
Rising Dividends                   0.96%              0.00%             0.96%
-------------------------------------------------------------------------------
Managed Global                     1.25%              0.00%             1.25%
-------------------------------------------------------------------------------
Large Cap Value                    1.00%              0.01%             1.01%
-------------------------------------------------------------------------------
All Cap                            1.00%              0.01%             1.01%
-------------------------------------------------------------------------------
Research                           0.91%              0.00%             0.91%
-------------------------------------------------------------------------------
Capital Appreciation               0.96%              0.00%             0.96%
-------------------------------------------------------------------------------
Capital Growth                     1.04%              0.01%             1.05%
-------------------------------------------------------------------------------
Strategic Equity                   0.96%              0.00%             0.96%
-------------------------------------------------------------------------------
Mid-Cap Growth                     0.91%              0.00%             0.91%
-------------------------------------------------------------------------------
Small Cap                          0.96%              0.00%             0.96%
-------------------------------------------------------------------------------
Growth                             1.04%              0.00%             1.04%
-------------------------------------------------------------------------------
Real Estate                        0.96%              0.00%             0.96%
-------------------------------------------------------------------------------
Hard Assets                        0.96%              0.00%             0.96%
-------------------------------------------------------------------------------
Developing World                   1.75%              0.00%             1.75%
-------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1999, except for portfolios that commenced operations in 2000 where the charges have been estimated.

     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999.

THE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                 MANAGEMENT          OTHER             TOTAL
PORTFOLIO                           FEE             EXPENSES         EXPENSES(1)
--------------------------------------------------------------------------------
International Equity               1.00%             0.32%             1.32%
--------------------------------------------------------------------------------

     (1) Total expenses are based on actual expenses for the fiscal year ended December 31, 1999.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                      MANAGEMENT       OTHER           TOTAL
PORTFOLIO                               FEE(1)       EXPENSES(1)     EXPENSES(1)
--------------------------------------------------------------------------------
PIMCO High Yield Bond                   0.25%          0.50%           0.75%
PIMCO StocksPLUS Growth and Income      0.40%          0.25%           0.65%
--------------------------------------------------------------------------------

     (1) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% and 0.75% for the High Yield Bond and the StocksPLUS Growth and Income Portfolios, respectively, of average daily net assets. Without such reductions, total annual operating expenses for the fiscal year ended December 31, 1999 would have remained unchanged for both Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup any such waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fees expressed are restated as of April 1, 2000.

ING VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------------------------
                                                                 OTHER           TOTAL EXPENSES
                             MANAGEMENT     12B-1 FEE (3)       EXPENSES        AFTER FEE WAIVER
                              FEE AFTER         AFTER        AFTER EXPENSE         AND EXPENSE
PORTFOLIO                 FEE WAIVER(1)(2)   FEE WAIVER   REIMBURSEMENT(1)(2)  REIMBURSEMENT(1)(2)
--------------------------------------------------------------------------------------------------
ING Global Brand Names          0.30%           0.15%             0.78%               1.23%
--------------------------------------------------------------------------------------------------

     (1) Since the portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

     (2) ING Mutual Funds Management Co. LLC, the investment manager, has entered into an expense limitation contract with the portfolio, under which it will limit expenses of the portfolio as shown, excluding interest, taxes, brokerage, and extraordinary expenses through December 31, 2000. Fee waiver and/or reimbursements by the investment manager may vary in order to achieve such contractually obligated Total Expenses. Without this contract, and based on estimates for the fiscal year ending December 31, 2000, total expenses are estimated to be 2.03% for the portfolio.

     (3) Pursuant to a Plan of Distribution adopted by the portfolio under Rule 12b-1 under the 1940 Act, the portfolio pays its distributor an annual fee of up to 0.25% of average daily net assets attributable to portfolio shares. The distribution fee may be used by the distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the portfolio. For more information see the portfolio's Statement of Additional Information.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                       MANAGEMENT                       OTHER           TOTAL
PORTFOLIO                 FEE        12B-1 FEE(1)      EXPENSES        EXPENSES
--------------------------------------------------------------------------------
Prudential Jennison      0.60%          0.25%            0.18%           1.03%
--------------------------------------------------------------------------------

(1) The 12b-1 fee for the Prudential Jennison Portfolio is imposed to enable the portfolio to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for the portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. The tables reflect expenses of Account A as well as the expenses of the investment portfolios. See the prospectuses of the GCG Trust, the PIMCO Variable Insurance Trust, the

Warburg Pincus Trust, ING Variable Insurance Trust and The Prudential Series Fund, Inc. for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the table above or the examples below.

EXAMPLES:
The following examples are based on an assumed 5% annual return.

If you surrender your contract at the end of the applicable time period, or if you choose Payment plan A - Option 2, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                        1 YEAR        3 YEARS          5 YEARS        10 YEARS
     Liquid Asset....................      $102           $130             $160            $247
     Limited Maturity Bond...........      $102           $130             $160            $248
     Global Fixed Income.............      $112           $161             $211            $348
     Fully Managed...................      $106           $142             $181            $289
     Total Return....................      $105           $141             $178            $283
     Equity Income...................      $106           $142             $180            $288
     Investors.......................      $106           $144             $183            $292
     Value Equity....................      $106           $142             $180            $288
     Rising Dividends................      $106           $142             $180            $288
     Managed Global..................      $109           $151             $194            $316
     Large Cap Value.................      $106           $144             $183            $292
     All Cap.........................      $106           $144             $183            $292
     Research........................      $105           $141             $178            $283
     Capital Appreciation............      $106           $142             $180            $288
     Capital Growth..................      $107           $145             $185            $296
     Strategic Equity................      $106           $142             $180            $288
     Mid-Cap Growth..................      $105           $141             $178            $283
     Small Cap.......................      $106           $142             $180            $288
     Growth..........................      $107           $144             $184            $295
     Real Estate.....................      $106           $142             $180            $288
     Hard Assets.....................      $106           $142             $180            $288
     Developing World................      $114           $165             $219            $362

     THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield Bond...........      $104           $136             $170            $267
     PIMCO StocksPLUS
       Growth and Income.............      $103           $133             $164            $256

     THE WARBURG PINCUS TRUST
     International Equity............      $109           $153             $198            $322

     ING VARIABLE INSURANCE TRUST
     ING Global Brand  Names.........      $108           $150             $193            $314

     THE PRUDENTIAL SERIES FUND, INC.
     Prudential Jennison.............      $106           $144             $184            $294

If you do not surrender your Contract or if you annuitize on the annuity start date under a payment plan other than Plan A, Option 2, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                        1 YEAR         3 YEARS          5 YEARS       10 YEARS
     Liquid Asset....................       $22           $ 70             $120            $247
     Limited Maturity Bond...........       $22           $ 70             $120            $248
     Global Fixed Income.............       $32           $101             $171            $348
     Fully Managed...................       $26           $ 82             $141            $289
     Total Return....................       $25           $ 81             $138            $283
     Equity Income...................       $26           $ 82             $140            $288
     Investors.......................       $26           $ 84             $143            $292
     Value Equity....................       $26           $ 82             $140            $288
     Rising Dividends................       $26           $ 82             $140            $288
     Managed Global..................       $29           $ 91             $154            $316
     Large Cap Value.................       $26           $ 84             $143            $292
     All Cap.........................       $26           $ 84             $143            $292
     Research........................       $25           $ 81             $138            $283
     Capital Appreciation............       $26           $ 82             $140            $288
     Capital Growth..................       $27           $ 85             $145            $296
     Strategic Equity................       $26           $ 82             $140            $288
     Mid-Cap Growth..................       $25           $ 81             $138            $283
     Small Cap.......................       $26           $ 82             $140            $288
     Growth..........................       $27           $ 84             $144            $295
     Real Estate.....................       $26           $ 82             $140            $288
     Hard Assets.....................       $26           $ 82             $140            $288
     Developing World................       $34           $105             $179            $362

     THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield Bond...........       $24           $ 76             $130            $267
     PIMCO StocksPLUS
       Growth and Income.............       $23           $ 73             $124            $256

     THE WARBURG PINCUS TRUST
     International Equity............       $29           $ 93             $158            $322

     ING VARIABLE INSURANCE TRUST
     ING Global Brand  Names.........       $28           $ 90             $153            $314

     THE PRUDENTIAL SERIES FUND, INC.
     Prudential Jennison.............       $26           $ 84             $144            $294

The example above reflects the annual administrative charge as an annual charge of 0.18% of assets (based on an average contract value of $17,000). Your charge would be higher for smaller Contract values and lower for higher Contract values. Premium taxes may apply and are not reflected in the example.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Equitable Life Separate Account A ("Account A") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

     (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Separate Account A available through the Contract, offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Account A for the year ended December 31, 1999 and Equitable Life for the years ended December 31, 1999, 1998 and 1997 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Account A, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Account A has been in existence. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Account A, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Account A. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa ("Equitable Life") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), a Delaware corporation, which in turn is an indirect wholly owned subsidiary of ING Groep N.V. ("ING"). On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company.

Equitable of Iowa is the holding company for Golden American Life Insurance Company, Directed Services, Inc., the investment manager of the GCG Trust, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management Co. LLC, a portfolio manager of the GCG Trust and ING Variable Insurance Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust and ING Investment Management Advisors B.V., another portfolio manager of ING Variable Insurance Trust.

Our principal office is located at 909 Locust Street, Des Moines, Iowa 50309. Our administrative address is Customer Service, 1475 Dunwoody Drive, West Chester, PA, 19380. All correspondence regarding this Contract should be mailed to our administrative address.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------

In this prospectus, we refer to The GCG Trust, The Warburg Pincus Trust, PIMCO Variable Insurance Trust, ING Variable Insurance Trust and The Prudential Series Fund, Inc. collectively as the "Trusts" and individually as a "Trust." The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity Contracts offered by Equitable Life.

The GCG Trust also sells its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Equitable Life. The separate accounts may fund both variable annuity contracts and variable life policies. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The Warburg Pincus Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Equitable Life, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The principal address of the Warburg Pincus Trust is 466 Lexington Avenue, New York, NY 10017-3147.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The principal address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

ING Variable Insurance Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Equitable Life. Pending SEC approval, shares of ING Variable Insurance Trust may also be sold to variable annuity and variable life insurance policies offered by other insurance companies, both affiliated and unaffiliated with Equitable Life. The address of ING Variable Insurance Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Prudential Series Fund is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

In the event that due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, PIMCO Variable Insurance Trust, Warburg Pincus Trust and ING Variable Insurance Trust, the Board of Directors of The Prudential Series Fund, Inc., and the management of Directed Services, Inc., Credit Suisse Asset Management LLC, Pacific Investment Management Company, ING Mutual Funds Management Co. LLC, The Prudential Insurance Company of America, and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, PIMCO VARIABLE INSURANCE TRUST, THE WARBURG PINCUS TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND, INC. IN THE ACCOMPANYING TRUSTS' PROSPECTUSES. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                      EQUITABLE OF IOWA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa Separate Account A ("Account A") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Account A is a separate investment account used for our variable annuity contracts. We own all the assets in Account A but such assets are kept separate from our other accounts.

Account A is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, PIMCO Variable Insurance Trust, the Warburg Pincus Trust, ING Variable Insurance Trust or The Prudential Series Fund, Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account A without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account A. If the assets in Account A exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account A but are not discussed in this prospectus. Account A may also invest in other investment portfolios which are not available under your Contract.

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your purchase payments and contract value to any of the investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS AND MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Account A also has other subaccounts investing in other portfolios which are not available to the Contracts described in this prospectus. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, PIMCO VARIABLE INSURANCE TRUST, THE WARBURG PINCUS TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND, INC. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. TO OBTAIN FREE COPIES OF THESE PROSPECTUSES, PLEASE WRITE TO OUR CUSTOMER SERVICE CENTER AT P.O. BOX 2700, WEST CHESTER, PA 19380 OR CALL (800) 366-0066 OR ACCESS THE SEC'S WEBSITE (HTTP://WWW.SEC.GOV).

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset            Seeks high level of current income consistent with the
                        preservation of capital and liquidity.

                        Invests primarily in obligations of the U.S. Government
                        and its agencies and instrumentalities, bank
                        obligations, commercial paper and short-term corporate
                        debt securities. All securities will mature in less than
                        one year.
                        --------------------------------------------------------
Limited Maturity        Seeks highest current income consistent with low risk to
   Bond                 principal and liquidity. Also seeks to enhance its total
                        return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

                        Invests primarily in diversified limited maturity debt securities with average maturity dates of five years or shorter and in no cases more than seven years.
                        --------------------------------------------------------

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INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
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Global Fixed Income     Seeks high total return.

                        Invests primarily in high-grade fixed income securities,
                        both foreign and domestic.
                        --------------------------------------------------------
Fully Managed           Seeks, over the long term, a high total investment
                        return consistent with the preservation of capital and with prudent investment risk.

                        Invests primarily in the common stocks of established
                        companies believed by the portfolio manager to have
                        above-average potential for capital growth.
                        --------------------------------------------------------
Total Return            Seeks above-average income (compared to a portfolio
                        entirely invested in equity securities) consistent with the prudent employment of capital.

                        Invests primarily in a combination of equity and fixed
                        income securities.
                        --------------------------------------------------------
Equity Income           Seeks substantial dividend income as well as long-term
                        growth of capital.

                        Invests primarily in common stocks of well-established
                        companies paying above-average dividends.
                        --------------------------------------------------------
Investors               Seeks long-term growth of capital. Current income is a
                        secondary objective.

                        Invests primarily in equity securities of U.S. companies
                        and to a lesser degree, debt securities.
                        --------------------------------------------------------
Value Equity            Seeks capital appreciation. Dividend income is a
                        secondary objective.

                        Invests primarily in common stocks of domestic and
                        foreign issuers which meet quantitative standards
                        relating to financial soundness and high intrinsic value
                        relative to price.
                        --------------------------------------------------------
Rising Dividends        Seeks capital appreciation. A secondary objective is
                        dividend income.

                        Invests in equity securities that meet the following
                        quality criteria: regular dividend increases; 35% of
                        earnings reinvested annually; and a credit rating of "A"
                        to "AAA."
                        --------------------------------------------------------
Managed Global          Seeks capital appreciation. Current income is only an
                        incidental consideration.

                        Invests primarily in common stocks traded in securities
                        markets throughout the world.
                        --------------------------------------------------------
Large Cap Value         Seeks long-term growth of capital and income.

                        Invests primarily in equity and equity-related securities of companies with market capitalizations greater than $1 billion.
                        --------------------------------------------------------
All Cap Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average capital appreciation potential.

                        Invests primarily in equity securities of U.S. companies
                        of any size.
                        --------------------------------------------------------
Research                Seeks long-term growth of capital and future income.

                        Invests primarily in common stocks or securities
                        convertible into common stocks of companies believed to
                        have better than average prospects for long-term growth.
                        --------------------------------------------------------
Strategic Equity        Seeks capital appreciation.

                        Invests primarily in common stocks of medium- and
                        small-sized companies.
                        --------------------------------------------------------
Capital Appreciation    Seeks long-term capital growth.

                        Invests primarily in equity securities believed by the portfolio manager to be undervalued.
                        --------------------------------------------------------

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INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Capital Growth          Seeks long-term total return.
(previously Growth
 & Income)              Invests primarily in common stocks of companies where
                        the potential for change (earnings acceleration) is
                        significant.
                        --------------------------------------------------------
Mid-Cap Growth          Seeks long-term growth of capital.

                        Invests primarily in equity securities of companies with
                        medium market capitalization which the portfolio manager
                        believes have above-average growth potential.
                        --------------------------------------------------------
Small Cap               Seeks long-term capital appreciation.

                        Invests primarily in equity securities of companies that
                        have a total market capitalization within the range of
                        companies in the Russell 2000 Growth Index or the
                        Standard & Poor's Small-Cap 600 Index.
                        --------------------------------------------------------
Growth                  Seeks capital appreciation.

                        Invests primarily in common stocks of growth companies
                        that have favorable relationships between price/earnings
                        ratios and growth rates in sectors offering the
                        potential for above-average returns.
                        --------------------------------------------------------
Real Estate             Seeks capital appreciation. Current income is a
                        secondary objective.

                        Invests primarily in publicly traded real estate equity
                        securities.
                        --------------------------------------------------------
Hard Assets             Seeks long-term capital appreciation.

                        Invests primarily in hard asset securities. Hard asset
                        companies produce a commodity which the portfolio
                        manager is able to price on a daily or weekly basis.
                        --------------------------------------------------------
Developing World        Seeks capital appreciation.

                        Invests primarily in equity securities of developing or
                        emerging countries.
                        --------------------------------------------------------
THE WARBURG PINCUS TRUST
International Equity    Seeks long-term capital appreciation by investing
                        primarily in a broadly diversified portfolio of equity securities of companies, that in the judgment of the portfolio manager have their principal business activities and interest outside the United States.

                        Invests substantially all of its assets -- but no less
                        than 65% of its total assets -- in common stocks,
                        warrants and securities convertible into or exchangeable
                        for common stocks. Generally the Portfolio will hold no
                        less than 65% of its total assets in at least three
                        countries other than the United States.
                        --------------------------------------------------------
THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield        Seeks to maximize total return, consistent with
   Bond                 preservation of capital and prudent investment
                        management.

                        Invests at least 65% of its assets in a diversified
                        portfolio of junk bonds rated at least B by Moody's
                        Investor Services, Inc. or Standard & Poor's or, if
                        unrated, determined by the portfolio manager to be of
                        comparable quality.
                        --------------------------------------------------------
PIMCO StocksPLUS        Seeks to achieve a total return which exceeds the total
                        return performance of the Growth and Income S&P 500.

                        Invests primarily in common stocks, options, futures, options on futures and swaps.
                        --------------------------------------------------------

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INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
ING Global Brand
   Names Fund           Seeks long-term capital appreciation.

                        Invests at least 65% of its total assets in equity securities of companies that have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods.
                        --------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison     Seeks long-term growth of capital.

                        Invests primarily in companies that have shown growth in earnings and sales, high return on equity and assets or other strong financial data and are also attractively valued in the opinion of the manager. Dividend income from investments will be incidental.
                        --------------------------------------------------------

INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services has retained portfolio managers to manage the assets of each portfolio of the GCG Trust. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Credit Suisse Asset Management, LLC ("Credit Suisse") serves as the investment advisor of the Warburg Pincus Trust. The Warburg Pincus Trust pays Credit Suisse a monthly advisory fee based on the average daily net assets of the investment portfolio and also procures the services necessary for the operation of its portfolios. The Warburg Pincus Trust pays monthly administrative fees to two co-administrators for administrative services, one of which is an affiliate of Credit Suisse. The monthly administrative fee is based on the portfolio's average daily net assets. Credit Suisse does not bear any portfolio expenses.

ING Mutual Funds Management Co. LLC ("ING") serves as the overall manager of ING Variable Insurance Trust. ING supervises all aspects of the Trust's operations and provides investment advisory services to the portfolios of the Trust, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V.

The Prudential Insurance Company of America ("Prudential") serves as the overall investment adviser for The Prudential Series Fund, Inc. Prudential is responsible for the management of The Prudential Series Fund, Inc. and provides investment advice and related services. Prudential engages Jennison Associates LLC to serve as a sub-adviser and to provide day-to-day management. Prudential pays the sub-adviser out of the fee Prudential receives from The Prudential Series Fund, Inc.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

You can find more detailed information about each portfolio in the prospectus for each trust. You should read these prospectuses before investing.

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                              THE ANNUITY CONTRACT
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The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, PIMCO Variable Insurance Trust, the Warburg Pincus Trust, ING Variable Insurance Trust and The Prudential Series Fund, Inc. in which the subaccounts funded by Account A invest.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus. We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Account A selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account A with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state approval and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS.
On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the 27 subaccounts of Account A offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Account A invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of the Warburg Pincus Trust, a corresponding portfolio of the PIMCO Variable Insurance Trust, a corresponding portfolio of the ING Variable Insurance Trust or a corresponding portfolio of the Prudential Series Fund, Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Account A under the 1940 Act; (ii) operate Account A as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account A as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account A; and (v) combine Account A with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Account A.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM
A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

     A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

     B) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce withdrawal charges after examining all the relevant factors such as:

     (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the withdrawal charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account A and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $25,000 of contract value invested in the subaccounts of Account A, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

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                                  DEATH BENEFIT
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DEATH BENEFIT DURING THE ACCUMULATION PERIOD
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

DEATH PROCEEDS
If the annuitant is LESS THAN AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

     Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

     (1)  the beneficiary elects to have the death proceeds:

          (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

          (b)  payable beginning within one year of the date of death; or

     (2) if the beneficiary is the deceased owner's spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT
     (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

     (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

DEATH OF OWNER
     (1) If any owner of the Contract dies before the annuity start date, the following applies:

          (a) If the new owner is the deceased owner's spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

          (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

               (i)  within 5 years of the deceased owner's death

                    or

               (ii) over the life of the new owner or over a period not
                    extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

     (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

     (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

     (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If an owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect, to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Equitable Life will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

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                                CHARGES AND FEES
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We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.


SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE
For purposes of determining any applicable surrender charges under the Contract, Contract value is removed in the following order: 1) earnings (Contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than eight years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payments made after the first withdrawal in the Contract year but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old); and
4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis).

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED        0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE              8%   7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

     o    earnings (contract value less unliquidated purchase payments);

     o    premium payments in the contract for more than eight years, and

     o an amount which is equal to 10% of the premium payments in the contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the contract and we will impose a surrender charge and any associated premium tax.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subacounts in which you are invested

     TRANSFER CHARGE. You may make 12 free transfers each contract year. We will assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

     If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

     The mortality and expense risk charge is guaranteed by the Company and cannot be increased.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, two portfolios deduct 12b-1 fees. For 1999 total portfolio fees and charges ranged from 0.54% to 1.20%. See "Fees and Expenses" in this Prospectus.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
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SELECTING THE ANNUITY START DATE
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

SELECTING A PAYMENT PLAN
On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

     (1)  any applicable taxes not previously deducted; less

     (2)  the withdrawal charge, if any; less

     (3)  the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS
After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

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                             ANNUITY PAYMENT PLANS
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PLAN A. INTEREST

     Option 1 The contract value less any applicable taxes not previously deducted may be left on deposit with us for five (5) years. Fixed payments will be made monthly, quarterly, semi-annually or annually. We do not allow a monthly payment if the contract value applied under this option is less than $100,000. The proceeds may not be withdrawn until the end of the five (5) year period.

     Option 2 The cash surrender value may be left on deposit with the Company for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
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PLAN B. FIXED PERIOD

               The contract value less any applicable taxes not previously deducted will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly. The payment period cannot be more than thirty (30) years nor less than five
               (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
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PLAN C. LIFE INCOME

               The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. The Company has the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Account A invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Account A is not reasonably practicable or it is not reasonably practicable to determine the value of the Account A's net assets;

     (4)  when the Company's Customer Service Center is closed; or

     (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION
If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit. See "Reduction or Elimination of the Withdrawal Charge" for more details.

SELLING THE CONTRACT
Directed Services, Inc. ("Directed Services") is the principal underwriter and distributor of the Contract issued through Account A. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, PA 19380. Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. The selling broker-dealer whose registered representative sold the contract receives a maximum of 7.75% commission, and passes through 100% of the commission. Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 7.75% of total premium payments).

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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Account A according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account A which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
We, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account A.

LEGAL MATTERS
The legal validity of the Contracts was passed on by James Mumford, Esquire, Executive Vice President, General Counsel and Secretary of Equitable Life Insurance Company of Iowa. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Equitable Life and Account A appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals for whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account A, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account A assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, OR EXCHANGES, AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchaser of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value. The IRS has not ruled whether an enhanced death benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Because the enhanced death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. Further, the IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Contract comports with IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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                       STATEMENT OF ADDITIONAL INFORMATION
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TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Company..............................................................     1
     Experts..............................................................     1
     Legal Opinions.......................................................     1
     Distributor..........................................................     1
     Yield Calculations for the Money Market Subaccounts..................     1
     Performance Information..............................................     2
     Annuity Provisions...................................................     5
     Financial Statements.................................................     5



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PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A.

Please Print or Type:

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                      NAME

                      --------------------------------------------------
                      SOCIAL SECURITY NUMBER

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                      STREET ADDRESS

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                      CITY, STATE, ZIP

106964   5/00

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                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Equitable of Iowa Separate Account A available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

LIQUID ASSET

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $14.79            3,594,772         $  53,181
 1998        14.33            2,338,381            33,498
 8/17/98     14.14                   --                --
------------------------------------------------------------

LIMITED MATURITY BOND

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $16.72            2,225,953         $  37,221
 1998        16.77            2,627,993            44,068
 8/17/98     16.41                   --                --
------------------------------------------------------------

GLOBAL FIXED INCOME

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $11.79              767,498         $   9,051
 1998       13.09               946,714            12,391
 1997       11.87             1,003,152            11,905
 1996       11.96               705,870             8,440
 1995       11.55               311,689             3,500
 1994       10.06                 5,098            51,288
 10/7/94    10.00                    --                --
------------------------------------------------------------

                                       A1

FULLY MANAGED

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $21.65              763,935         $  16,537
 1998        20.53              779,994            16,015
 1997        19.66              430,012             8,456
 2/3/97      17.40                   --                --
------------------------------------------------------------

TOTAL RETURN

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $18.06           11,904,760         $ 214,998
 1998        17.72           12,496,442           221,408
 1997        16.10            9,244,077           148,852
 1996        13.51            4,354,338            58,835
 1995        12.05            1,312,565            15,822
 1994         9.81               33,106               325
 10/7/94     10.00                   --                --
------------------------------------------------------------

EQUITY INCOME

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $21.47              128,090         $   2,751
 1998        21.94               43,654               958
 6/1/98      21.36                   --                --
------------------------------------------------------------

VALUE EQUITY

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $18.14               83,288         $   1,512
 1998        18.31               13,489               247
 6/1/98      18.81                   --                --
------------------------------------------------------------

                                       A2

RISING DIVIDENDS

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $25.83            2,969,233         $  76,703
 1998        22.61            2,936,233            66,385
 1997        20.09            1,561,703            31,375
 2/3/97      16.36                   --                --
------------------------------------------------------------

RESEARCH

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $28.04           13,175,523         $ 369,426
 1998         22.89          14,188,466           324,775
 1997        18.87           10,840,733           204,520
 1996        15.93            4,845,240            77,175
 1995        13.10            1,255,752            16,447
 1994         9.72               69,177               672
 10/7/94     10.00                   --                --
------------------------------------------------------------

CAPITAL APPRECIATION

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $30.11              118,847         $   3,579
 1998        24.50               68,343             1,674
 6/1/98      23.72                   --                --
------------------------------------------------------------

CAPITAL GROWTH

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $21.06            6,297,934         $ 132,629
 1998        17.01            6,865,903           116,791
 1997        15.41            5,699,245            87,808
 1996        12.49            2,228,888            27,830
 4/1/96      10.00                   --                --
------------------------------------------------------------

                                      A3

STRATEGIC EQUITY

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $21.92              259,811         $   5,696
 1998        14.23               12,125               173
 6/1/98      15.03                   --                --
------------------------------------------------------------

MID-CAP GROWTH

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $39.59            5,971,804         $ 236,452
 1998        22.43            5,924,179           132,856
 1997        18.52            4,824,991            89,357
 1996        15.70            2,602,724            40,853
 1995        13.21              759,597            10,037
 1994        10.35               63,781               660
 10/7/94     10.00                   --                --
------------------------------------------------------------

SMALL CAP

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $22.82            1,648,148         $  37,613
 1998        15.37            1,310,457            20,138
 1997        12.88              885,024            11,401
 2/3/97      11.98                   --                --
------------------------------------------------------------

GROWTH

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $28.62            6,813,659         $ 195,012
 1998        16.29            5,276,364            85,977
 1997        13.03            4,326,368            56,374
 1996        11.42            1,238,349            14,136
 4/1/96      10.00                   --                --
------------------------------------------------------------

                                       A4

REAL ESTATE

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $20.62               35,911         $     741
 1998        21.74               11,546               252
 6/1/98      24.06                   --                --
------------------------------------------------------------

HARD ASSETS

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $17.37               54,852         $     955
 1998        14.28               23,848               341
 6/1/98      18.34                   --                --
------------------------------------------------------------

DEVELOPING WORLD

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $11.61              414,703         $   4,815
 1998         7.28               81,839               596
 2/19/98     10.00                   --                --
------------------------------------------------------------

WARBURG PINCUS INTERNATIONAL
EQUITY PORTFOLIO

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $15.57            3,737,373         $  58,172
 1998        10.29            4,170,018            42,903
 1997         9.90            3,908,832            38,713
 1996        10.28            2,026,704            20,825
 4/1/96      10.00                   --                --
------------------------------------------------------------

                                       A5

PIMCO HIGH YIELD BOND

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $10.24              429,523         $   4,398
 1998        10.08              200,928             2,025
 6/1/98      10.00                   --                --
------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH
AND INCOME

                             TOTAL # OF
                            ACCUMULATION
            AUV AT            UNITS AT             TOTAL
         YEAR END (AND      YEAR END (AND         AUV AT
        AT BEGINNING OF    AT BEGINNING OF       YEAR END
        FOLLOWING YEAR)    FOLLOWING YEAR)    (IN THOUSANDS)
------------------------------------------------------------
 1999       $13.13              621,031         $   8,154
 1998        11.11              573,722             6,377
 6/1/98       9.59                   --                --
------------------------------------------------------------

                                       A6

                                   APPENDIX B

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000. In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

                                       B1

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
  Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa

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                         ING VARIABLE ANNUITIES                               |
                 EQUITABLE LIFE INSURANCE COMPANY OF IOWA                     |
             Equitable Life Insurance Company of Iowa is a                    |
                    stock company domiciled in Iowa                           |
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                                                                              |
 106964 EQUI-SELECT                                          05/01/2000       |
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                                                                              |

                                        File Nos. 33-79170, 811-8524
                                        Filed under Rule 497(c)


EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

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                                   PROFILE OF
                                    PRIMELITE
                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                   MAY 1, 2000
     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The
     Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------
--------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is an individual flexible premium deferred variable annuity contract between you and Equitable Life Insurance Company of Iowa ("Equitable Life," "we," "us" or the "Company"). The Contract provides a means for you to invest on a tax-deferred basis in one or more of 13 mutual fund investment portfolios through our Separate Account A listed under
Item 4. Keep in mind that you can lose or not make any money.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following fixed annuity payment options:

PRIMELITE PROFILE                                        PROSPECTUS BEGINS AFTER
                                                          PAGE 7 OF THIS PROFILE

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                                 ANNUAL OPTIONS
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PLAN A. INTEREST
     Option 1 The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

     Option 2 The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
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PLAN B. FIXED PERIOD

               The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
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PLAN C. LIFE INCOME

               The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
--------------------------------------------------------------------------------

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

                                       2                       PRIMELITE PROFILE

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 13 mutual fund investment portfolios through our Separate Account A. The investment portfolios are described in the prospectuses for the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. If you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

     THE GCG TRUST
        Total Return Series
        Research Series
        Mid-Cap Growth Series

     TRAVELERS SERIES FUND INC.
        Smith Barney Large Cap Value Portfolio
        Smith Barney International Equity Portfolio
        Smith Barney High Income Portfolio
        Smith Barney Money Market Portfolio

     GREENWICH STREET SERIES FUND
        Appreciation Portfolio

     SMITH BARNEY CONCERT ALLOCATION SERIES INC.
        Select High Growth Portfolio
        Select Growth Portfolio
        Select Balanced Portfolio
        Select Conservative Portfolio
        Select Income Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $30. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the asset-based administrative charge and the mortality and expense risk charge is as follows:

     Mortality & Expense Risk Charge............................        1.25%
     Asset-Based Administrative Charge..........................        0.15%
                                                                        -----
        Total...................................................        1.40%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.54% to 1.20% annually (see table below) of the portfolio's average daily net asset balance.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding earnings plus the free withdrawal amount. We also deduct a surrender charge if you annuitize under Plan A -- Option 1.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

At any time you may make a withdrawal, without the imposition of a surrender charge, of an amount equal to the sum of:

     (1) earnings (contract value less unliquidated premium payments not withdrawn);

     (2)  payments in the Contract for more than eight years; and

                                       3                       PRIMELITE PROFILE

     (3) an amount which is equal to 10% of the payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same Contract year of payments less than eight years old.

The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE           8%   7%   6%   5%   4%   3%   2%   1%   0%


The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the maximum mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.07% (based on an average contract value of $45,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1999 for the GCG Trust and the Greenwich Street Series Fund; as of January 31, 2000 for the Concert Allocation Series Inc.; and as of October 31, 1999 for the Travelers Series Fund Inc. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

                                       4                       PRIMELITE PROFILE

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                                         TOTAL ANNUAL                             EXAMPLES:
                         TOTAL ANNUAL     INVESTMENT         TOTAL      TOTAL CHARGES AT THE END OF:
                           INSURANCE       PORTFOLIO        ANNUAL      -----------------------------
INVESTMENT PORTFOLIO        CHARGES         CHARGES         CHARGES        1 YEAR        10 YEARS
-----------------------------------------------------------------------------------------------------
THE GCG TRUST
Total Return                 1.47%            0.91%          2.38%         $104          $ 272
-----------------------------------------------------------------------------------------------------
Research                     1.47%            0.91%          2.38%         $104          $ 272
-----------------------------------------------------------------------------------------------------
Mid-Cap Growth               1.47%            0.91%          2.38%         $104          $ 272

TRAVELERS SERIES
FUND INC.
-----------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value 1.47%            0.67%          2.14%         $102          $ 247
-----------------------------------------------------------------------------------------------------
Smith Barney International
  Equity                     1.47%            1.00%          2.47%         $105          $ 281
-----------------------------------------------------------------------------------------------------
Smith Barney High Income     1.47%            0.66%          2.13%         $102          $ 246
-----------------------------------------------------------------------------------------------------
Smith Barney Money Market    1.47%            0.54%          2.01%         $100          $ 234

GREENWICH STREET SERIES
FUND
-----------------------------------------------------------------------------------------------------
Appreciation                 1.47%            0.79%          2.26%         $103          $ 260
-----------------------------------------------------------------------------------------------------

SMITH BARNEY CONCERT
ALLOCATION SERIES INC.

Select High Growth           1.47%            1.20%          2.67%         $107          $ 300
-----------------------------------------------------------------------------------------------------
Select Growth                1.47%            1.13%          2.60%         $106          $ 293
-----------------------------------------------------------------------------------------------------
Select Balanced              1.47%            1.07%          2.54%         $106          $ 288
-----------------------------------------------------------------------------------------------------
Select Conservative          1.47%            1.07%          2.54%         $106          $ 288
-----------------------------------------------------------------------------------------------------
Select Income                1.47%            1.02%          2.49%         $105          $ 283
-----------------------------------------------------------------------------------------------------

The examples above reflect an 8% surrender charge for Year 1. For more detailed information, see the fee table in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax or tax deductible contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 7. Withdrawals above earnings and the free withdrawal amount may be subject to a surrender charge. Income tax and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio for the time periods shown.

                                       5                       PRIMELITE PROFILE

These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for any surrender charges. Please keep in mind that past performance is not a guarantee of future results.

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                                                          FISCAL YEARS
INVESTMENT PORTFOLIO                         1999    1998     1997     1996     1995
-------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company***
  Mid-Cap Growth                            76.48%  21.02%   17.91%   18.72%   27.59%
  Research                                  22.42%  21.26%   18.37%   21.54%   34.63%
  Total Return                               1.86%   9.96%   19.10%   12.02%   22.74%
-------------------------------------------------------------------------------------
Managed by SSB Citi Fund Management LLC**
  Smith Barney Large Cap Value              -1.45%   8.22%   24.78%   17.98%      --
  Smith Barney International Equity         65.32%   4.95%    1.20%    15.05%     --
  Smith Barney High Income                   1.06%  -1.04%   12.19%   11.50%      --
  Smith Barney Money Market                  3.21%   3.52%    3.56%    3.38%      --
  Appreciation                              11.44%  17.41%   24.55%   12.38%      --
-------------------------------------------------------------------------------------
Managed by Travelers Investment Adviser, Inc.*
  Select High Growth                        25.00%  13.69%      --       --       --
  Select Growth                             14.42%  12.29%      --       --       --
  Select Balanced                            5.95%   7.93%      --       --       --
  Select Conservative                        2.58%   4.61%      --       --       --
  Select Income                             -0.86%   4.03%      --       --       --
----------------------

*    Year Ended January 31, 2000

** Year Ended October 31, 1999 for all portfolios except the Appreciation Portfolio, whose average annual total return is based on a December 31, 1999 fiscal year end.

***  Year Ended December 31, 1999


9.   DEATH BENEFIT
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are the annuitant, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as properly completed required claim forms, at our Customer Service Center and the beneficiary's election regarding payment. If the beneficiary elects to delay receipt of the death benefit now, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

DEATH PROCEEDS
If the annuitant is AGE 67 OR YOUNGER at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to you attaining age 76.

If the annuitant is BETWEEN THE AGES OF 68 AND 75 at the time of purchase, the death benefit is the greatest of:

                                       6                       PRIMELITE PROFILE

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) The contract value (plus subsequent premiums less subsequent withdrawals) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplemental agreement in effect.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a full refund of your contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period. We determine your contract value at the close of business on the day we receive your written refund request.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS. Prior to the annuity start date, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period. We currently do not charge you for transfers made during a contract year, but reserve the right to charge the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account A and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations--Taxation of Death Benefit Proceeds" in the prospectus for the Contract.


                                       7                       PRIMELITE PROFILE

     ADDITIONAL FEATURES. This Contract has other features that may interest you. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. The minimum amount which may be transferred is $100. You must participate for at least five (5) months and have a minimum of $500 in the subaccount from which dollar cost averaging payments will be taken.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits, these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

          Automatic Rebalancing. If your contract value is $25,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing. However, we reserve the right to offer the program on contracts with a lesser amount.

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

or your registered representative.

                                       8                       PRIMELITE PROFILE

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EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                                   MAY 1, 2000
                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY
                                    PRIMELITE
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This prospectus describes an Individual Flexible Premium Deferred Variable Contract (the "Contract") offered by Equitable Life Insurance Company of Iowa ("Equitable Life," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 13 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are:

MASSACHUSETTS FINANCIAL SERVICES
    COMPANY
    Total Return Series
    Research Series
    Mid-Cap Growth Series

TRAVELERS INVESTMENT ADVISER, INC.
    Select High Growth Portfolio
    Select Growth Portfolio
    Select Balanced Portfolio
    Select Conservative Portfolio
    Select Income Portfolio

SSB CITI FUND MANAGEMENT LLC
    Smith Barney Large Cap Value Portfolio
    Smith Barney International Equity Portfolio
    Smith Barney High Income Portfolio
    Smith Barney Money Market Portfolio
    Appreciation Portfolio

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account A. We refer to the divisions as "subaccounts."

For Contracts sold in some states, not all subaccounts are available. The prospectuses of the GCG Trust, Travelers Series Fund, Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. may contain portfolios not currently available in connection with your Contract. You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 2000, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES INC.

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                                TABLE OF CONTENTS
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                                                                            PAGE

    Index of Special Terms..................................................   1
    Fees and Expenses.......................................................   2
    Performance Information.................................................   5
        Accumulation Unit...................................................   5
        Net Investment Factor...............................................   5
        Condensed Financial Information.....................................   5
        Financial Statements................................................   5
        Performance Information.............................................   5
    Equitable Insurance Company of Iowa.....................................   6
    The Trusts..............................................................   7
    Equitable Insurance Company of Iowa Separate Account A..................   7
    The Investment Portfolios...............................................   8
        Investment Objectives...............................................   8
        Investment Management Fees and Other Expenses.......................   9
    The Annuity Contract....................................................  10
        Contract Date and Contract Year ....................................  10
        Annuity Start Date..................................................  10
        Contract Owner......................................................  11
        Annuitant...........................................................  11
        Beneficiary.........................................................  11
        Purchase and Availability of the Contract...........................  11
        Crediting of Premium Payments.......................................  12
        Administrative Procedures...........................................  12
        Contract Value......................................................  12
        Cash Surrender Value................................................  13
        Surrendering to Receive the Cash Surrender Value....................  13
        The Subaccounts.....................................................  13
        Addition, Deletion or Substitution of Subaccounts and Other Changes.  13
        Other Important Provisions..........................................  14
    Withdrawals.............................................................  14
        Regular Withdrawals.................................................  14
        Systematic Withdrawals..............................................  14
        IRA Withdrawals.....................................................  15
        Texas Optional Retirement Program...................................  15
        Reduction or Elimination of the Withdrawal Charge...................  16
    Transfers Among Your Investments........................................  16
        Dollar Cost Averaging...............................................  16
        Automatic Rebalancing...............................................  17
    Death Benefit...........................................................  18
        Death Benefit During the Accumulation Phase.........................  18
            Death Proceeds..................................................  18
            Death of the Annuitant..........................................  19
            Death of Owner..................................................  19
            Trust Beneficiary...............................................  19
        Required Distribution upon Contract Owner's Death...................  19

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                      TABLE OF CONTENTS (CONTINUED)
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                                                                            PAGE
    Charges and Fees........................................................  20
        Charges Deducted from the Contract Value............................  20
            Surrender Charge................................................  21
            Free Withdrawal Amount..........................................  21
            Surrender Charge for Excess Withdrawals.........................  21
            Premium Taxes...................................................  21
            Administrative Charge...........................................  21
            Transfer Charge.................................................  21
        Charges Deducted from the Subaccounts...............................  22
            Mortality and Expense Risk Charge...............................  22
            Asset-Based Administrative Charge...............................  22
        Trust Expenses......................................................  22
    The Annuity Options.....................................................  22
        Selecting the Annuity Start Date....................................  22
        Selecting a Payment Plan............................................  23
        Fixed Payment Plans.................................................  23
    Other Contract Provisions...............................................  24
        Reports to Contract Owners..........................................  24
        Suspension of Payments..............................................  24
        In Case of Errors in Your Application...............................  25
        Assigning the Contract as Collateral................................  25
        Contract Changes-Applicable Tax Law.................................  25
        Free Look...........................................................  25
        Group or Sponsored Arrangements.....................................  25
        Selling the Contract................................................  25
    Other Information.......................................................  26
        Voting Rights.......................................................  26
        State Regulation....................................................  26
        Legal Proceedings...................................................  26
        Legal Matters.......................................................  26
        Experts.............................................................  26
    Federal Tax Considerations..............................................  27
    Statement of Additional Information
        Table of Contents...................................................  30

    Appendix A
        Condensed Financial Information.....................................  A1
    Appendix B
        Surrender Charges for Excess Withdrawals Example....................  B1

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                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                             PAGE
Accumulation Unit                                           5
Annuitant                                                  11
Annuity Options                                            22
Annuity Start Date                                         10
Cash Surrender Value                                       13
Contract Date                                              10
Contract Owner                                             11
Contract Value                                             12
Contract Year                                              10
Free Withdrawal Amount                                     21
Net Investment Factor                                       5
Death Benefit                                              18

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
Surrender Charge                         Withdrawal Charge
Automatic Rebalancing                    Automatic Portfolio Rebalancing
Systematic Withdrawals                   Automatic Withdrawals
Annuity Start Date                       Maturity Date
Premium Payment                          Purchase Payment
Annual Contract Administrative Charge    Annual Contract Maintenance Charge
Business Day                             Valuation Date
Asset-Based Administrative Charge        Administrative Charge
Contract Date                            Issue Date
Contract Year                            Contract Anniversary Date
Accumulation Phase                       Accumulation Period
Annuity Options                          Payment Plans
Cash Surrender Value                     Contract Withdrawal Value

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                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     COMPLETE YEARS ELAPSED       0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

      SURRENDER CHARGE            8%   7%   6%   5%   4%   3%   2%   1%   0%

TRANSFER CHARGE

     There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is the lesser of 2% of the Contract value transferred or $25.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

     Administrative Charge..........................................   $30

SEPARATE ACCOUNT ANNUAL CHARGES*

     Mortality and Expense Risk Charge........................       1.25%
     Asset-Based Administrative Charge........................       0.15%
                                                                     -----
     Total Separate Account Charges...........................       1.40%
     *  As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                MANAGEMENT           OTHER             TOTAL
PORTFOLIO                         FEE(1)           EXPENSES(2)       EXPENSES(3)
--------------------------------------------------------------------------------
Total Return                       0.91%              0.00%             0.91%
--------------------------------------------------------------------------------
Research                           0.91%              0.00%             0.91%
--------------------------------------------------------------------------------
Mid-Cap Growth                     0.91%              0.00%             0.91%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1999, except for portfolios that commenced operations in 2000 where the charges have been estimated.

     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999.

TRAVELERS SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                     MANAGEMENT         OTHER            TOTAL
PORTFOLIO                               FEE           EXPENSES(1)       EXPENSES
--------------------------------------------------------------------------------
Smith Barney Large Cap Value            0.65%            0.02%            0.67%
--------------------------------------------------------------------------------
Smith Barney International Equity       0.90%            0.10%            1.00%
--------------------------------------------------------------------------------
Smith Barney High Income                0.60%            0.06%            0.66%
--------------------------------------------------------------------------------
Smith Barney Money Market               0.50%            0.04%            0.54%
--------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the fiscal year ended October 31, 1999.

GREENWICH STREET SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                   MANAGEMENT         OTHER             TOTAL
PORTFOLIO                             FEE           EXPENSES(1)        EXPENSES
--------------------------------------------------------------------------------
Appreciation                         0.55%             0.24%             0.79%
--------------------------------------------------------------------------------

     (1) Other expenses are based on actual expenses for the year ended December 31, 1999.

SMITH BARNEY CONCERT ALLOCATION SERIES INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                      MANAGEMENT         OTHER            TOTAL
PORTFOLIO                                FEE           EXPENSES(1)      EXPENSES
--------------------------------------------------------------------------------
Smith Barney Select High Growth         0.35%            0.85%            1.20%
--------------------------------------------------------------------------------
Smith Barney Select Growth              0.35%            0.78%            1.13%
--------------------------------------------------------------------------------
Smith Barney Select Balanced            0.35%            0.72%            1.07%
--------------------------------------------------------------------------------
Smith Barney Select Conservative        0.35%            0.72%            1.07%
--------------------------------------------------------------------------------
Smith Barney Select Income              0.35%            0.67%            1.02%
--------------------------------------------------------------------------------

     (1) Other expenses are based on a weighted average of the expense ratios of the underlying funds in which a particular portfolio was invested on January 31, 2000. The expense ratios for the underlying funds are based on actual expense for each fund's Class Y shares as of the end of such fund's most recent fiscal year.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. The tables reflect expenses of Account A as well as the expenses of the investment portfolios. See the prospectuses of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following examples are based on an assumed 5% annual return.

If you surrender your contract at the end of the applicable time period, or if you choose Payment Plan A - Option 2, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                     1 YEAR          3 YEARS          5 YEARS         10 YEARS
     Total Return....................   $104            $ 128            $ 163           $ 272
     Research........................   $104            $ 128            $ 163           $ 272
     Mid-Cap Growth..................   $104            $ 128            $ 163           $ 272

     TRAVELERS SERIES FUND INC.
     Smith Barney Large Cap Value....   $102            $ 121            $ 151           $ 247
     Smith Barney International Equity  $105            $ 131            $ 168           $ 281
     Smith Barney High Income........   $102            $ 121            $ 150           $ 246
     Smith Barney Money Market.......   $100            $ 117            $ 144           $ 234

     GREENWICH STREET SERIES FUND
     Appreciation....................   $103            $ 125            $ 157           $ 260

     SMITH BARNEY CONCERT
     ALLOCATION SERIES INC.
     Select High Growth..............   $107            $ 137            $ 177           $ 300
     Select Growth...................   $106            $ 135            $ 174           $ 293
     Select Balanced.................   $106            $ 133            $ 171           $ 288
     Select Conservative.............   $106            $ 133            $ 171           $ 288
     Select Income...................   $105            $ 132            $ 169           $ 283

If you do not surrender your Contract or if you annuitize on the annuity start date under a payment plan other than Plan A, Option 2, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                     1 YEAR          3 YEARS          5 YEARS         10 YEARS
     Total Return....................   $ 24            $  68            $ 123           $ 272
     Research........................   $ 24            $  68            $ 123           $ 272
     Mid-Cap Growth..................   $ 24            $  68            $ 123           $ 272

     TRAVELERS SERIES FUND INC.
     Smith Barney Large Cap Value....   $ 22            $  61            $ 111           $ 247
     Smith Barney International Equity  $ 25            $  71            $ 128           $ 281
     Smith Barney High Income........   $ 22            $  61            $ 110           $ 246
     Smith Barney Money Market.......   $ 20            $  57            $ 104           $ 234

     GREENWICH STREET SERIES FUND
     Appreciation....................   $ 23            $  65            $ 117           $ 260

     SMITH BARNEY CONCERT
     ALLOCATION SERIES INC.
     Select High Growth..............   $ 27            $  77            $ 137           $ 300
     Select Growth...................   $ 26            $  75            $ 134           $ 293
     Select Balanced.................   $ 26            $  73            $ 131           $ 288
     Select Conservative.............   $ 26            $  73            $ 131           $ 288
     Select Income...................   $ 25            $  72            $ 129           $ 283

The examples above reflect the annual administrative charge as an annual charge of 0.07% of assets (based on an average contract value of $45,000). Your charge would be higher for smaller Contract values and lower for higher Contract values. Premium taxes may apply and are not reflected in the example.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Equitable Life Separate Account A ("Account A") has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the subaccount are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Account A available through the Contract, offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Account A for the year ended December 31, 1999 and Equitable Life for the years ended December 31, 1999, 1998 and 1997 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Account A, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Smith Barney Money Market subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount of Account A has been in existence. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Account A, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Account A. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Smith Barney Money Market subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Smith Barney Money Market subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa ("Equitable Life") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), a Delaware corporation, which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"). On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries. ING, based in The Netherlands, is a global financial services holding company.

Equitable of Iowa is the holding company for Golden American Life Insurance Company, Directed Services, Inc., the investment manager of the GCG Trust, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust. Our principal office is located at 909 Locust Street, Des Moines, Iowa 50309.

Our administrative address is Customer Service, 1475 Dunwoody Drive, West Chester, PA 19380. All correspondence regarding this contract should be mailed to our administrative address.

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                                   THE TRUSTS
--------------------------------------------------------------------------------

In this prospectus, we refer to the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series collectively as the "Trusts" and individually as a "Trust."

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity contracts offered by Equitable and other insurance companies and variable life insurance policies offered by other insurance companies. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. are also mutual funds whose shares are available to Account A which funds variable insurance products offered by Equitable Life. The Travelers Series Fund Inc., and Greenwich Street Series Fund shares may also be available to other separate accounts funding variable insurance products offered by Equitable Life. The Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. may also sell their shares to separate accounts of other insurance companies, both affiliated and not affiliated with Equitable Life. The principal address of Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series is 388 Greenwich Street, New York, New York 10013.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, and Greenwich Street Series Fund, the Boards of Directors of Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc., and the management of Directed Services, Inc., and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                      EQUITABLE OF IOWA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

Equitable Life Insurance Company of Iowa Separate Account A ("Account A") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Account A is a separate investment account used for our variable annuity contracts. We own all the assets in Account A but such assets are kept separate from our other accounts.

Account A is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account A without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account A. If the assets in Account A exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account A but are not discussed in this prospectus. Account A may also invest in other investment portfolios which are not available under your Contract.

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS AND MAY LOSE YOUR PRINCIPAL.

TO OBTAIN FREE COPIES OF THESE PROSPECTUSES, PLEASE WRITE TO OUR CUSTOMER SERVICE CENTER AT P.O. BOX 2700, WEST CHESTER, PENNSYLVANIA 19380 OR CALL (800) 366-0066 OR ACCESS THE SEC'S WEBSITE (HTTP://WWW.SEC.GOV).

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS CAN BE FOUND IN THE PROSPECTUSES FOR THE GCG TRUST, TRAVELERS SERIES FUND INC., GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Total Return            Seeks  above-average  income  (compared  to a  portfolio
                        entirely invested in equity securities) consistent with the prudent employment of capital.

                        Invests  primarily in a combination  of equity and fixed
                        income securities.
                        --------------------------------------------------------
Research                Seeks long-term growth of capital and future income.

                        Invests   primarily  in  common   stocks  or  securities
                        convertible into common stocks of companies  believed to
                        have better than average prospects for long-term growth.
                        --------------------------------------------------------
Mid-Cap Growth          Seeks long-term growth of capital.

                        Invests primarily in equity securities of companies with
                        medium market capitalization which the portfolio manager
                        believes have above-average growth potential.
                        --------------------------------------------------------
TRAVELERS SERIES FUND, INC.
Smith Barney Large
   Cap Value            Seeks current income and long-term growth of income and
                        capital.

                        Invests primarily in common stocks of U.S. companies having market capitalization of at least $5 billion at the time of investment.
                        --------------------------------------------------------
Smith Barney
   International Equity Seeks total return on its assets from growth of capital and income.

                        Invests primarily in a diversified portfolio of equity securities of established non-U.S. issuers.
                        --------------------------------------------------------
Smith Barney High
   Income Seeks high current income. Secondary objective: capital appreciation.

                        Invests in high-yielding corporate debt obligations and preferred stock of foreign issuers. In addition, the portfolio may invest up to 20% of its assets in the securities of foreign issuers that are denominated in currencies other than U.S. dollars.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Smith Barney Money
   Market               Seeks maximum current income and preservation of
                        capital.

                        Invests in bank obligations and high quality commercial
                        paper, corporate obligations and municipal obligations
                        in addition to U.S. government securities and related
                        repurchase agreements.
                        --------------------------------------------------------
GREENWICH STREET SERIES FUND
Appreciation            Seeks long-term appreciation of capital.

                        The fund invests primarily in equity securities of U.S.
                        companies. The fund typically invests in medium and
                        large capitalization companies but may also invest in
                        small capitalization companies. Equity securities
                        include exchange traded and over-the-counter common
                        stocks and preferred stocks, debt convertible into
                        equity securities, and warrants and rights relating to
                        equity securities.
                        --------------------------------------------------------
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
Select High Growth      Seeks capital appreciation.

                        Invests a large portion of its assets in aggressive
                        equity mutual funds that focus on smaller, more
                        speculative companies as well as mid-sized (or larger)
                        companies with the potential for rapid growth. A
                        significant portion of the portfolio may be invested in
                        international or emerging markets funds in order to
                        achieve a greater level of diversification.
                        --------------------------------------------------------
Select Growth           Seeks long-term growth of capital.

                        Invests primarily in mutual funds that focus on
                        large-capitalization equity securities, to provide
                        growth. The portfolio also invests in small- and
                        middle-capitalization equity securities and
                        international securities. In addition, a significant
                        portion of the portfolio is also allocated to funds that
                        invest in fixed income securities to help reduce
                        volatility.
                        --------------------------------------------------------
Select Balanced         Seeks long-term growth of capital and income, placing
                        equal emphasis on current income and capital appreciation.

                        The portfolio divides its assets roughly between equity
                        and fixed-income mutual funds. The equity funds are
                        primarily large-capitalization, dividend-paying stock
                        funds. The fixed-income portion of the portfolio is
                        mainly invested in funds that invest in U.S. government
                        and agency securities, as well as mortgage-backed
                        securities.
                        --------------------------------------------------------
Select Conservative     Seeks income, and secondarily, long-term capital growth.

                        The portfolio consists primarily of taxable fixed income
                        funds, with a significant portion invested in equity
                        funds that invest primarily in large-capitalization U.S.
                        stocks.
                        --------------------------------------------------------
Select Income           Seeks high current income.

                        The portfolio allocates most of its assets to taxable fixed-income funds designed to generate a high level of income consistent with safety and relative stability of principal. A small portion of the portfolio is invested in equity funds that primarily invest in large-capitalization U.S. stocks.
                        --------------------------------------------------------

INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES
Directed Services, Inc. ("Directed Services") serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services has retained portfolio managers to manage the assets of each portfolio of the GCG Trust. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus.

SSB Citi Fund Management LLC ("SSB Citi") serves as the investment advisor for the Travelers Series Fund Inc. and the Greenwich Street Series Fund. The Travelers Series Fund Inc. and the Greenwich Street Series Fund each pay SSB Citi a monthly advisory fee for its investment advisory services based on the average daily net assets of the respective investment portfolios.

Travelers Investment Advisers, Inc. ("Travelers") serves as the investment advisor for the Smith Barney Concert Allocation Series Inc. Smith Barney Concert Allocation Series Inc. pays a monthly advisory fee to Travelers based on the average daily net assets of the investment portfolios.

Directed Services, SSB Citi and Travelers provide or procure, at their own expense, the services necessary for the operation of the portfolios, including the retention of portfolio managers to manage the assets of the certain portfolios. Directed Services, SSB Citi and Travelers do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 1999, total portfolio fees and charges ranged from 0.54% to 1.20%. See "Fees and Expenses" in this prospectus.

Equitable Life may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services we provide and other cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

You can find more detailed information about each portfolio's management fees in the prospectuses for each Trust. You should read these prospectuses before investing.

--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, Travelers Series Fund Inc., Greenwich Street Series Fund and Smith Barney Concert Allocation Series Inc. in which the subaccounts funded by Account A invest.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
The minimum premium payment for Non-Qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For Qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

CREDITING OF PREMIUM PAYMENTS
We will allocate your premium payments within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. Once the completed application is received, we will allocate the payment within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Account A as elected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account A with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount.

On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Smith Barney Money Market subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any Annual Contract Administration Charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Smith Barney Money Market subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the 13 subaccounts of Account A offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Account A invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of the Travelers Series Fund, Inc., a corresponding portfolio of the Greenwich Street Series Fund, or a corresponding portfolio of the Smith Barney Concert Allocation Series Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Account A under the 1940 Act; (ii) operate Account A as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account A as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account A; and (v) combine Account A with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within (7) calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of Accumulation Units for each applicable subaccount of the Account A.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Smith Barney Money Market subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. You must keep $100 in the subaccount or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM
A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

     A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

     B) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce withdrawal charges after examining all the relevant factors such as:

     (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per Contract sales expenses, are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the withdrawal charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any Contract Year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account A and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $25,000 of contract value invested in the subaccounts of Account A, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the Contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

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                                  DEATH BENEFIT
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DEATH BENEFIT DURING THE ACCUMULATION PERIOD
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as properly completed required forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum or applied to any of the annuity options within one year of death. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under Federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

DEATH PROCEEDS
If the annuitant is less than AGE 67 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to you attaining age 76.

If the annuitant is BETWEEN THE AGES OF 67 THROUGH 75 at the time of purchase, the death benefit is the greatest of:

     (1)  the contract value;

     (2) the total premium payments made under the Contract after subtracting any withdrawals; or

     (3) The contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

     (1)  the beneficiary elects to have the death proceeds:

          (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

          (b)  payable beginning within one year of the date of death; or

     (2) if the beneficiary is the deceased owner's Spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT
     (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

     (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

DEATH OF OWNER
     (1) If any owner of this Contract dies before the annuity start date, the following applies:

          (a) If the new owner is the deceased owner's spouse, this Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

          (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

               (i)  within 5 years of the deceased owner's death

                    or

               (ii) over the life of the new owner or over a period not
                    extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

     (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

     (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

     (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If an owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect, to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

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                                CHARGES AND FEES
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We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.


SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE
For purposes of determining any applicable surrender charges under the Contract, Contract value is removed in the following order: 1) earnings (Contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than eight years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payments made after the first withdrawal in the Contract year but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old); and 4) premium payments in the Contract for less than eight years (these premium payments are removed on a first in, first out basis).

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8+
        SINCE PREMIUM PAYMENT

     SURRENDER CHARGE           8%   7%   6%   5%   4%   3%   2%   1%   0%

     FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

     o    earnings (contract value less unliquidated purchase payments);

     o    premium payments in the contract for more than eight years, and

     o an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract year, plus 10% of the premium payment made after the first withdrawal in the Contract year (but before the next Contract anniversary, less any withdrawals in the same Contract year of premium payments less than eight years old).

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested.

     TRANSFER CHARGE. You may make 12 free transfers each contract year. We will assess a transfer charge equal to the lesser of 2% of the Contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above.
The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the Transfer Charge.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

     If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

     The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 1999, total portfolio fees and charges ranged from 0.54% to 1.20%. See "Fees and Expenses" in this Prospectus for details.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
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SELECTING THE ANNUITY START DATE
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date.

The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax advisor.

SELECTING A PAYMENT PLAN
On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the Contract value less:

     (1)  any applicable taxes not previously deducted; less

     (2)  the withdrawal charge, if any; less

     (3)  the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS
After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1; Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

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                             ANNUITY PAYMENT PLANS
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PLAN A. INTEREST
     Option 1 The Contract value less any applicable taxes not previously deducted may be left on deposit with us for five (5) years. Fixed payments will be made monthly, quarterly, semi-annually, or annually. We do not allow a monthly payment if the Contract value applied under this option is less than $100,000. The proceeds may not be withdrawn until the end of the five (5) year period.

     Option 2 The cash surrender value may be left on deposit with the Company for a specified period. Interest will be paid annually. All or part of the Proceeds may be withdrawn at any time.
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PLAN B. FIXED PERIOD
               The Contract value less any applicable taxes not previously deducted will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly. The payment period cannot be more than thirty (30) years nor less than five
               (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
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PLAN C. LIFE INCOME
               The Contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. The Company has the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Account A invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets;

     (4)  when the Company's Customer Service Center is closed; or

     (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Smith Barney Money Market subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit. See "Reduction or Elimination of the Withdrawal Charge" for more details.

SELLING THE CONTRACT
Directed Services, Inc. ("Directed Services") is the principal underwriter and distributor of the Contract issued through Account A. The principal address of DSI is 1475 Dunwoody Drive, West Chester, PA 19380. Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. The selling broker-dealer whose registered representative sold the contract receives a maximum of 7.75% commission.

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 7.75% of total premium payments).

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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Account A according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account A which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
We, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account A.

LEGAL MATTERS
The legal validity of the Contracts was passed on by James Mumford, Esquire, Executive Vice President, General Counsel and Secretary of Equitable Life. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Equitable Life and Account A appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account A, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account A assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, OR EXCHANGES, AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchaser of the Contracts to accumulate retirement saving sunder the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value. The IRS has not ruled whether an enhanced death benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Because the enhanced death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. Further, the IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Contract comports with IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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                       STATEMENT OF ADDITIONAL INFORMATION
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TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Company.............................................................      1
     Experts.............................................................      1
     Legal Opinions......................................................      1
     Distributor.........................................................      1
     Yield Calculations for the Money Market Subaccounts.................      1
     Performance Information.............................................      2
     Annuity Provisions..................................................      5
     Financial Statements................................................      5


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PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A.

Please Print or Type:

                      --------------------------------------------------
                      NAME

                      --------------------------------------------------
                      SOCIAL SECURITY NUMBER

                      --------------------------------------------------
                      STREET ADDRESS

                      --------------------------------------------------
                      CITY, STATE, ZIP

106966   5/00

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                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Equitable of Iowa Separate Account A available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

MID-CAP GROWTH

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999        $39.59             5,971,804     $   236,452
 1998         22.43             5,924,179         132,856
 1997         18.52             4,824,991          89,357
 1996         15.70             2,602,724          40,853
 1995         13.21               759,597          10,037
 1994         10.35                63,781             660
 10/7/94      10.00                    --              --
-----------------------------------------------------------

RESEARCH

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999        $28.04            13,175,523     $   369,426
 1998         22.89            14,188,466         324,775
 1997         18.87            10,840,733         204,520
 1996         15.93             4,845,240          77,175
 1995         13.10             1,255,752          16,447
 1994          9.72                69,177             672
 10/7/94      10.00                    --              --
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TOTAL RETURN

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999        $18.06            11,904,760     $   214,998
 1998         17.72            12,496,442         221,408
 1997         16.10             9,244,077         148,852
 1996         13.51             4,354,338          58,835
 1995         12.05             1,312,565          15,822
 1994          9.81                33,106             325
 10/7/94      10.00                    --              --
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                                       A1

SMITH BARNEY LARGE CAP VALUE

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  18.98            5,498,197      $  104,328
 1998          19.24            6,212,287         119,526
 1997          17.77            4,211,810          74,830
 1996          14.23            1,579,649          22,471
 1995          12.05              295,134           3,555
 4/5/95        10.00                   --              --
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SMITH BARNEY INTERNATIONAL EQUITY

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                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  23.61            1,887,697      $   44,572
 1998          14.28            2,094,601          29,904
 1997          13.59            1,734,132          23,573
 1996          13.42              804,975          10,805
 1995          11.56              154,388           1,785
 3/27/95       10.00                   --              --
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SMITH BARNEY HIGH INCOME

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999         $13.74            1,532,714      $   21,057
 1998          13.58            1,927,035          26,177
 1997          13.72            1,544,897          21,190
 1996          12.22              670,736           8,195
 1995          10.94               72,283             791
 4/28/95       10.00                   --              --
-----------------------------------------------------------

SMITH BARNEY MONEY MARKET

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  11.74            1,482,594      $   17,406
 1998          11.37              770,258           8,755
 1997          10.97            1,142,815          12,539
 1996          10.59              348,906           3,694
 1995          10.23              125,048           1,280
 5/24/95       10.00                   --              --
-----------------------------------------------------------

                                       A2

APPRECIATION

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  18.36            5,018,540      $   92,147
 1998          16.47            4,865,715          80,117
 1997          14.01            2,177,729          30,521
 1996          11.24              497,034           5,586
 3/25/96       10.00                   --              --
-----------------------------------------------------------

SELECT HIGH GROWTH

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  15.47            3,133,145      $   48,465
 1998          12.33            3,352,071          41,316
 1997          10.87            1,866,333          20,288
 2/5/97        10.00                   --              --
-----------------------------------------------------------

SELECT GROWTH

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  14.21            5,002,402      $   71,104
 1998          12.29            5,366,983          65,955
 1997          11.05            2,767,613          30,577
 2/5/97        10.00                   --              --
-----------------------------------------------------------

SELECT BALANCED

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  12.66            4,619,781      $   58,498
 1998          11.79            5,194,870          61,265
 1997          11.06            2,668,341          29,507
 2/5/97        10.00                   --              --
-----------------------------------------------------------

                                       A3

SELECT CONSERVATIVE

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  11.89            1,212,873      $   14,426
 1998          11.52            1,417,361          16,327
 1997          11.07              671,234           7,429
 2/5/97        10.00                   --              --
-----------------------------------------------------------

SELECT INCOME

-----------------------------------------------------------
                              TOTAL # OF
                             ACCUMULATION
             AUV AT            UNITS AT           TOTAL
          YEAR END (AND      YEAR END (AND       AUV AT
         AT BEGINNING OF    AT BEGINNING OF     YEAR END
         FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------
 1999       $  11.39              518,879      $    5,911
 1998          11.45              644,938           7,387
 1997          11.03              250,841           2,766
 2/5/97        10.00                   --              --
-----------------------------------------------------------

                                       A4

                                   APPENDIX B

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x
 .30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

                                       B1

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

  Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

106966   5/00

                                        File Nos. 33-79170, 811-8524
                                        Filed under Rule 497(c)


                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                      VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

           EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                                       AND

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2000, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein.

The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 2700, West Chester, Pennsylvania 19380, (800) 344-6864.

           DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION:
                                  MAY 1, 2000.

                                TABLE OF CONTENTS

ITEM                                                                        PAGE

Company .................................................................      1

Experts .................................................................      1

Legal Opinions...........................................................      1

Distributor..............................................................      1

Yield Calculations For Money Market Subaccounts..........................      1

Performance Information..................................................      2

Annuity Provisions.......................................................      5

Financial Statements.....................................................      5

                                     COMPANY

Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

EXPERTS
-------
The financial statements and schedules of the Company as of December 31, 1999 and for each of the three years in the period ended December 31, 1999, and the Statement of Net Assets of Equitable Life Insurance Company of Iowa Separate Account A as of December 31, 1999, and the related statements of operations for the year then ended and changes in net assets for each of the two years for the period then ended have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

LEGAL OPINIONS
--------------
The legal validity of the Contract described in the prospectus and herein has been passed upon by James R. Mumford, Esquire, General Counsel and Secretary of the Company. The law firm of Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided advice on certain matters relating to Federal Securities laws.

DISTRIBUTOR
-----------
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc. (formerly, Equitable Securities Network, Inc.), which is also an affiliate of the company. For the years ended 1999 and 1998 commissions paid by the Company to the broker/dealers who sold contracts aggregated $11,094,846 and $36,579,786, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS
----------------------------------------------
The money market subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 1999, the annualized yield and effective yield for the Liquid Assets Subaccount were 4.14% and 4.23%, respectively. For the seven calendar days ended December 31, 1999, the annualized yield and effective yield for the Smith Barney Money Market subaccount were 3.89% and 3.97%, respectively.

The current yields of the money market subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The money market subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on money market subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the money market subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the money market subaccounts and changes in the interest rates on such investments, but also on changes in the money market subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the money market subaccounts and for providing a basis for comparison with other investment alternatives. However, the money market subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

PERFORMANCE INFORMATION
-----------------------
From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN
The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is

                                 P(1+T)^(n)=ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof)

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                    Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account A is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                                 P(1+T)^(n)=ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the All Cap, Investors, Large Cap Value, ING Global Brand Names and Prudential Jennison subaccounts which had not commenced operations as of December 31, 1999, Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge and surrender charge for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 - Standardized
----------------------------------------------------------------------

                                      1 Year       5 Years     10 Years     Inception       Date
THE GCG TRUST
Liquid Asset                          -4.90%        2.76%        3.21%*       3.51%*       1/25/89
Limited Maturity Bond                 -8.46%        3.79%        4.29%*       4.69%*       1/25/89
Global Fixed Income                  -18.07%        2.35%*        n/a         2.55%*       10/7/94
Fully Managed                         -2.75%       10.68%        7.62%*       7.19%*       1/25/89
Total Return                          -6.24%       12.33%*        n/a        11.46%        10/7/94
Equity Income                        -10.29%        8.06%        7.03%*       7.12%*       1/25/89
Investors                                n/a         n/a          n/a          n/a          2/1/00
Value Equity                          -9.07%         n/a          n/a        12.03%         1/1/95
Rising Dividends                       6.08%       19.91%         n/a        16.14%        10/4/93
Managed Global                        52.85%       21.11%*        n/a        12.67%*      10/21/92
Large Cap Value                          n/a         n/a          n/a          n/a          2/1/00
All Cap                                  n/a         n/a          n/a          n/a          2/1/00
Research                              14.32%       23.10%*        n/a        21.39%*       10/7/94
Capital Appreciation                  14.73%       20.96%         n/a        15.30%*        5/4/92
Capital Growth                        15.63%         n/a          n/a        21.05%         4/1/96
Strategic Equity                      45.89%         n/a          n/a        19.61%        10/2/95
Mid-Cap Growth                        68.38%       30.34%*        n/a        29.74%*       10/7/94
Small Cap                             40.33%         n/a          n/a        22.10%         1/2/96
Growth                                67.47%         n/a          n/a        31.58%*        4/1/96
Real Estate                          -13.33%        7.79%        7.64%*       6.71%*       1/25/89
Hard Assets                           13.46%        4.06%        3.83%*       5.05%*       1/25/89
Developing World                      51.23%         n/a          n/a         4.63%        2/18/98

THE PIMCO TRUST
High Yield Bond                       -6.60%*        n/a          n/a        -2.89%*        5/1/98
StocksPLUS Growth & Income            10.00%*        n/a          n/a        13.80%*        5/1/98

THE WARBURG PINCUS TRUST
International Equity                  43.11%         n/a          n/a        11.38%*        4/1/96

ING VARIABLE INSURANCE TRUST
ING Global Brand Names                   n/a         n/a          n/a          n/a          5/1/00

THE PRUDENTIAL TRUST SERIES FUND, INC.
Prudential Jennison                      n/a         n/a          n/a          n/a          5/1/00

TRAVELERS SERIES FUND, INC.
Smith Barney Large Cap Value          -9.45%         n/a          n/a        13.91%         4/5/95
Smith Barney International Equity     57.32%         n/a          n/a        19.27%        3/27/95
Smith Barney High Income              -6.93%         n/a          n/a         6.30%        4/28/95
Smith Barney Money Market             -4.78%         n/a          n/a         2.71%        5/24/95

GREENWICH STREET SERIES FUND
Appreciation                           3.45%         n/a          n/a        16.54%        3/22/96

SMITH BARNEY CONCERT ALLOCATION SERIES, INC.
Select High Growth                    17.01%         n/a          n/a        14.59%         2/5/97
Select Growth                          6.42%         n/a          n/a        11.16%         2/5/97
Select Balanced                       -2.04%         n/a          n/a         6.63%         2/5/97
Select Conservative                   -5.41%         n/a          n/a         4.24%         2/5/97
Select Income                         -8.85%         n/a          n/a         2.61%         2/5/97

-------------------------
* Total return calculation reflects partial waiver of fees and expenses.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                                 [P(1+T)(n)]=ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Except for the All Cap, Investors, Large Cap Value, ING Global Brand Names and Prudential Jennison subaccounts which had not commenced operations as of December 31, 1999, Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge and surrender charge for the year ending December 31, 1998 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 - Non-Standardized
--------------------------------------------------------------------------

                                                                              From        Inception
                                      1 Year       5 Years     10 Years     Inception        Date
THE GCG TRUST
Liquid Asset                           3.27%        3.63%        3.36%*       3.65%*       1/25/89
Limited Maturity Bond                 -0.28%        4.62%        4.44%*       4.81%*       1/25/89
Global Fixed Income                   -9.90%        3.22%*        n/a         3.20%*       10/7/94
Fully Managed                          5.43%       11.34%        7.75%*       7.32%*       1/25/89
Total Return                           1.93%       12.96%*        n/a        11.95%*       10/7/94
Equity Income                         -2.11%        8.78%        7.16%*       7.24%*       1/25/89
Investors                                n/a         n/a          n/a          n/a          2/1/00
Value Equity                          -0.89%         n/a          n/a        12.65%         1/1/95
Rising Dividends                      14.26%       20.41%         n/a        16.42%        10/4/93
Managed Global                        61.02%       21.63%*        n/a        12.91%*      10/21/92
Large Cap Value                          n/a         n/a          n/a          n/a          2/1/00
All Cap                                  n/a         n/a          n/a          n/a          2/1/00
Research                              22.49%       23.56%*        n/a        21.76%*       10/7/94
Capital Appreciation                  22.90%       21.45%         n/a        15.47%*        5/4/92
Capital Growth                        23.80%         n/a          n/a        21.95%         4/1/96
Strategic Equity                      54.06%         n/a          n/a        20.29%        10/2/95
Mid-Cap Growth                        76.56%       30.74%*        n/a        30.06%*       10/7/94
Small Cap                             48.50%         n/a          n/a        22.93%         1/2/96
Growth                                75.65%         n/a          n/a        32.33%*        4/1/96
Real Estate                           -5.15%        8.51%        7.77%*       6.84%*       1/25/89
Hard Assets                           21.64%        4.88%        3.99%*       5.18%*       1/25/89
Developing World                      59.40%         n/a          n/a         8.32%        2/18/98

THE PIMCO TRUST
High Yield Bond                        1.58%*        n/a          n/a         1.43%*        5/1/98
StocksPLUS Growth & Income            18.17%*        n/a          n/a        17.70%*        5/1/98

THE WARBURG PINCUS TRUST
International Equity                  51.29%         n/a          n/a        12.51%*        4/1/96

ING VARIABLE INSURANCE TRUST
ING Global Brand Names                   n/a         n/a          n/a          n/a          5/1/00

THE PRUDENTIAL TRUST SERIES FUND, INC.
Prudential Jennison                      n/a         n/a          n/a          n/a          5/1/00

TRAVELERS SERIES FUND, INC.
Smith Barney Large Cap Value          -1.38%         n/a          n/a        14.46%         4/5/95
Smith Barney International Equity     65.39%         n/a          n/a        19.75%        3/27/95
Smith Barney High Income               1.14%         n/a          n/a         7.02%        4/28/95
Smith Barney Money Market              3.29%         n/a          n/a         3.54%        5/24/95

GREENWICH STREET SERIES FUND
Appreciation                          11.51%         n/a          n/a        17.44%        3/22/96

SMITH BARNEY CONCERT ALLOCATION SERIES, INC.
Select High Growth                    25.08%         n/a          n/a        16.21%         2/5/97
Select Growth                         14.49%         n/a          n/a        12.87%         2/5/97
Select Balanced                        6.02%         n/a          n/a         8.47%         2/5/97
Select Conservative                    2.65%         n/a          n/a         6.16%         2/5/97
Select Income                         -0.78%         n/a          n/a         4.59%         2/5/97

-------------------------
* Total return calculation reflects partial waiver of fees and expenses.

Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

ANNUITY PROVISIONS
------------------
Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus - "Contract Proceeds - Fixed Payment Plans" for a description of the Payment Plans.)

FINANCIAL STATEMENTS
--------------------
The financial statements of the Company and Separate Account A included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.